Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2021
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Summary of Earnings Per Share

The following table presents the Bank’s basic and diluted earnings per share for the three months ended January 31, 2021 and January 31, 2020.

Basic and Diluted Earnings Per Share

(millions of Canadian dollars, except as noted)	For the three months ended
	January 31 2021	January 31 2020
Basic earnings per share
Net income attributable to common shareholders	$3,212	$2,922

Weighted-average number of common shares outstanding (millions)	1,814.2	1,810.9
Basic earnings per share (Canadian dollars)	$1.77	$1.61
Diluted earnings per share

Net income attributable to common shareholders	$3,212	$2,922

Net income available to common shareholders including impact of dilutive securities	3,212	2,922
Weighted-average number of common shares outstanding (millions)	1,814.2	1,810.9
Effect of dilutive securities

Stock options potentially exercisable (millions)[1]	1.6	2.7

Weighted-average number of common shares outstanding – diluted (millions)	1,815.8	1,813.6
Diluted earnings per share (Canadian dollars)[1]	$1.77	$1.61

[1]

For the three months ended January 31, 2021, the computation of diluted earnings per share excluded average options outstanding of 4.9 million with a weighted-average exercise price of $72.55, as the option price was greater than the average market price of the Bank’s common shares. For the three months ended January 31, 2020, no outstanding options were excluded from the computation of diluted earnings per share.